Intangible Assets	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 5. Intangible Assets

Intangible assets consist of the following:

	March 31, 2015			Weighted Average Amortization Period (years)
	Gross Amount	Accumulated Amortization	Net Amount
Patents and trademarks	$154,214	$(56,128)	$98,086	5.0
Software development costs for internal use	547,127	(508,392)	38,735	1.0
Total intangible assets	$701,341	$(564,520)	$136,821
	March 31, 2014			Weighted Average Amortization Period (years)
	Gross Amount	Accumulated Amortization	Net Amount
Patents and trademarks	$154,214	$(55,712)	$98,502	4.9
Software development costs for internal use	547,127	(465,543)	81,584	1.6
Total intangible assets	$701,341	$(521,255)	$180,086

Amortization expense for intangible assets for the years ended March 31, 2015 and 2014 was $43,200 and $92,200, respectively.
Future amortization of intangible assets is approximately as follows:

Years Ending March 31,
2016	$49,800
2017	28,200
2018	19,600
2019	19,600
2020	19,600
$136,800